OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING SEGMENTS
Schedule of operating segments

	Year ended December 31, 2023
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$2,085.0	$(265.8)	$1,819.2	$499.3
USA	4,756.4	(523.0)	4,233.4	1,365.9
Solid Waste	6,841.4	(788.8)	6,052.6	1,865.2
Environmental Services	1,620.6	(157.7)	1,462.9	382.8
Corporate	—	—	—	(244.3)
	$8,462.0	$(946.5)	$7,515.5	$2,003.7

	Year ended December 31, 2022
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$1,926.5	$(248.3)	$1,678.2	$451.5
USA	4,294.7	(460.5)	3,834.2	1,149.5
Solid Waste	6,221.2	(708.8)	5,512.4	1,601.0
Environmental Services	1,343.2	(94.3)	1,248.9	307.4
Corporate	—	—	—	(187.6)
	$7,564.4	$(803.1)	$6,761.3	$1,720.8

	Year ended December 31,
	2023	2022
Net income (loss) from continuing operations	$32.2	$(183.2)
Add:
Depreciation of property and equipment	1,004.4	1,003.9
Amortization of intangible assets	485.3	515.6
Interest and other finance costs	627.2	489.3
Income tax expense (recovery)	159.9	(176.1)
(Gain) loss on foreign exchange	(72.9)	217.7
(Gain) loss on sale of property and equipment	(13.1)	4.7
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Share of net loss (income) of investments accounted for using the equity method	61.6	(20.7)
Share-based payments	124.8	53.3
Gain on divestiture	(580.5)	(4.9)
Transaction costs	78.4	55.0
Acquisition, rebranding and other integration costs	15.3	25.8
Other	(23.2)	7.2
Adjusted EBITDA	$2,003.7	$1,720.8

	December 31, 2023	December 31, 2022
Solid Waste
Canada	$2,091.7	$2,079.6
USA	5,601.7	6,046.2
Environmental Services	1,058.1	896.3
	$8,751.5	$9,022.1

Schedule of geographical information

	Revenue		Non-current assets
	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Canada	$2,946.6	$2,676.9	$6,577.0	$6,236.8
USA	4,568.9	4,084.4	11,817.2	12,147.7
	$7,515.5	$6,761.3	$18,394.2	$18,384.5